INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE

5.INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE

Intangible assets, net consist of the following:

	As of December 31,
	2013	2014
Brand name	28,600	28,600
Franchise agreements	7,700	7,700
Non-compete agreement	400	400
Favorable lease agreements	76,048	79,378
Purchased software	24,835	35,298
Total	137,583	151,376
Less: Accumulated amortization	(35,738)	(46,839)
Total	101,845	104,537

Unfavorable lease

	As of December 31,
	2013	2014
Unfavorable lease agreements	3,924	3,924
Less: Accumulated amortization	(2,307)	(2,604)
Unfavorable lease agreements, net	1,617	1,320

The values of favorable lease agreements were determined based on the estimated present value of the amount the Group has avoided paying as a result of entering into the lease agreements. Unfavorable lease agreements were determined based on the estimated present value of the acquired lease that exceeded market prices and are recognized as other long-term liabilities. The value of favorable and unfavorable lease agreements is amortized using the straight-line method over the remaining lease term.

Amortization expense of intangible assets for the years ended December 31, 2012, 2013  and 2014  amounted to RMB10,501, RMB9,846 and RMB11,101, respectively.

The annual estimated amortization expense for the above intangible assets and unfavorable lease for the following years is as follows:

	Amortization for Intangible Assets	Amortization for Unfavorable Lease	Net Amortization
2015	10,570	(289)	10,281
2016	10,076	(209)	9,867
2017	9,723	(130)	9,593
2018	8,619	(130)	8,489
2019	8,099	(130)	7,969
Thereafter	28,850	(432)	28,418
	75,937	(1,320)	74,617